Premises and equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 48.2	$ 46.7	$ 46.4
Occupancy Expense	24.8	24.2	23.8
Equipment Communications And Other Operating Expenses	23.4	22.5	22.6
Rental Income	$ 26.0	$ 22.9	$ 23.3